Net Fair Value Gains through Profit or Loss - Summary of Net Fair Value Gains/(Losses) through Profit or Loss (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Stock appreciation rights	¥ 343	¥ (179)	¥ 191
Financial liabilities at fair value through profit or loss	188	(275)	(48)
Derivative financial liabilities	(1,877)
Total	(18,278)	6,183	(7,094)
Debt securities [member]
Disclosure of detailed information about financial instruments [line items]
Debt (Equity) securities	2,006	(1,542)	(918)
Equity securities [member]
Disclosure of detailed information about financial instruments [line items]
Debt (Equity) securities	¥ (18,938)	¥ 8,179	¥ (6,319)